Debt - Promissory Note (Details) - USD ($)		9 Months Ended		12 Months Ended
	Oct. 01, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument
Principal amount of notes payable		$ 10,201,758		$ 10,201,758
Subsequent Event [Member]
Debt Instrument
Additional interest expense accrued	$ 50,000
Notes payable
Debt Instrument
Principal amount of notes payable		$ 10,201,758		$ 10,201,758
Interest rate (in percent)		6.00%		6.00%
Interest rate at the time of default (in percent)		9.00%		9.00%
Repayments of notes payable		$ 1,000,000	$ 1,500,000	$ 2,000,000	$ 1,600,000
Principal balance		$ 7,200,000		$ 8,000,000	$ 9,500,000
Notes payable | Subsequent Event [Member]
Debt Instrument
Interest rate at the time of default (in percent)	9.00%
Payment due pursuant to the note and security agreement	$ 500,000
Additional interest expense accrued	$ 50,000